Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $)	12 Months Ended
Feb. 28, 2014
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 1	$ 367,903
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 2	220,492
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 3	431,540
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 4	(3,360)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 5	(16,690)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 6	(17,894)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 7	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 8	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 9	14,400
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 10	(236,464)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 11	(150,732)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 12	(100,346)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 13	26,232
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 14	37,979
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 15	108,776
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 16	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 17	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 18	104,076
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 19	(156,542)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 20	38,652
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 21	(23,278)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 22	257,639
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 23	176,951
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 24	(424,171)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 25	255,408
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 26	306,652
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 27	$ 93,103